FEDERATED INDEX TRUST

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 15, 2006

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: Form N-14
         FEDERATED INDEX TRUST (the "Trust")
            Federated Mid-Cap Index Fund
         1933 Act File No. 333-130647
         1940 Act File No. 811-6061

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectus/Proxy Statement and Statement of Additional Information dated February 3, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus/Proxy Statement and Statement of Additional Information contained in the most recent Registration Statement filed for the Trust. This Registration Statement on Form N-14 was electronically filed under Rule 485(b) as Post-Effective Amendment No. 1 on February 2, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                Very truly yours,



                                                /s/ Todd Zerega
                                                Todd Zerega
                                                Assistant Secretary